First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 72.0%
	Aerospace & Defense — 0.7%
$246,000	Astronics Corp. (a)	(b)	01/15/31	$406,658
343,000	BWX Technologies, Inc. (a)	(b)	11/01/30	331,395
				738,053
	Automobiles — 1.0%
985,000	Rivian Automotive, Inc.	3.63%	10/15/30	1,017,049
	Banks — 0.4%
164,000	Morgan Stanley Finance LLC, Series B	1.00%	11/23/27	366,032
	Biotechnology — 6.9%
304,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	314,883
461,000	Arrowhead Pharmaceuticals, Inc.	(b)	01/15/32	571,456
348,000	Bridgebio Pharma, Inc.	1.75%	03/01/31	619,092
596,000	Bridgebio Pharma, Inc. (a)	0.75%	02/01/33	615,728
600,000	Celcuity, Inc.	0.25%	08/01/32	623,549
356,000	Cogent Biosciences, Inc.	1.63%	11/15/31	434,498
323,000	CRISPR Therapeutics AG (a)	1.73%	03/01/31	324,817
573,000	Cytokinetics, Inc. (a)	1.75%	10/01/31	798,977
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	738,584
563,000	Mirum Pharmaceuticals, Inc. (a)	(b)	06/01/32	575,667
607,000	PTC Therapeutics, Inc. (a)	(b)	06/15/31	584,055
509,000	Revolution Medicines, Inc.	0.50%	05/01/33	633,705
				6,835,011
	Broadline Retail — 0.4%
325,000	Etsy, Inc.	1.00%	06/15/30	395,688
	Capital Markets — 3.8%
408,000	Galaxy Digital Holdings, L.P. (a)	2.50%	12/01/29	504,696
1,526,000	Morgan Stanley Finance LLC (c) (d)	0.13%	04/26/30	2,186,071
809,000	WisdomTree, Inc. (a)	4.63%	08/15/30	1,040,233
				3,731,000
	Communications Equipment — 2.0%
578,000	Ciena Corp. (a)	(b)	09/15/31	546,499
259,000	Lumentum Holdings, Inc. (a)	0.38%	03/15/32	1,008,572
153,000	Viavi Solutions, Inc. (a)	0.63%	03/01/31	429,069
				1,984,140
	Construction & Engineering — 1.1%
505,000	Fluor Corp.	1.13%	08/15/29	655,364
260,000	Granite Construction, Inc.	3.25%	06/15/30	428,675
				1,084,039
	Consumer Finance — 0.3%
165,000	SoFi Technologies, Inc. (a)	1.25%	03/15/29	307,131
	Diversified Telecommunication Services — 0.8%
800,000	AST SpaceMobile, Inc. (a)	1.63%	02/01/34	815,600
	Electric Utilities — 3.7%
459,000	Alliant Energy Corp.	3.25%	05/30/28	485,369
350,000	Evergy, Inc.	4.50%	12/15/27	476,280
400,000	FirstEnergy Corp.	3.88%	01/15/31	447,900
1,416,000	NextEra Energy Capital Holdings, Inc.	3.00%	03/01/27	1,837,968
343,000	PPL Capital Funding, Inc.	2.88%	03/15/28	380,645
				3,628,162

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electrical Equipment — 1.3%
$892,000	Bloom Energy Corp. (a)	(b)	11/15/30	$1,243,225
	Electronic Equipment, Instruments & Components — 1.2%
1,169,000	Advanced Energy Industries, Inc. (a)	(b)	05/15/31	1,140,944
	Energy Equipment & Services — 0.5%
381,000	Solaris Energy Infrastructure, Inc.	0.25%	10/01/31	452,199
	Entertainment — 3.2%
455,000	IMAX Corp. (a)	0.75%	11/15/30	587,064
330,000	Liberty Media Corp.	2.25%	08/15/27	416,625
1,825,000	Live Nation Entertainment, Inc.	2.88%	01/15/30	2,115,175
				3,118,864
	Financial Services — 1.2%
700,000	Affirm Holdings, Inc.	0.75%	12/15/29	759,470
310,000	HAT Holdings I LLC / HAT Holdings II LLC (a)	3.75%	08/15/28	451,438
				1,210,908
	Ground Transportation — 1.2%
589,000	Knight-Swift Transportation Holdings, Inc. (a)	1.00%	11/15/31	642,452
445,000	Uber Technologies, Inc., Series 2028	0.88%	12/01/28	525,211
				1,167,663
	Health Care Equipment & Supplies — 1.4%
700,000	Integer Holdings Corp.	1.88%	03/15/30	740,040
484,000	Lantheus Holdings, Inc.	2.63%	12/15/27	638,638
				1,378,678
	Health Care Providers & Services — 2.2%
899,000	Guardant Health, Inc. (a)	(b)	05/15/33	1,395,698
602,000	NeoGenomics, Inc. (a)	0.75%	07/01/32	788,996
				2,184,694
	Health Care REITs — 1.8%
400,000	Healthcare Realty Holdings, L.P. (a)	3.00%	01/15/32	419,600
573,000	Welltower OP LLC (a)	2.75%	05/15/28	1,401,844
				1,821,444
	Hotels, Restaurants & Leisure — 1.7%
300,000	Cheesecake Factory (The), Inc.	2.00%	03/15/30	457,050
800,000	DoorDash, Inc.	(b)	05/15/30	807,000
390,000	NCL Corp., Ltd.	0.88%	04/15/30	405,113
				1,669,163
	Interactive Media & Services — 1.0%
335,000	Morgan Stanley Finance LLC	0.13%	02/07/28	991,004
	IT Services — 5.4%
1,202,000	Akamai Technologies, Inc.	0.25%	05/15/33	1,723,067
100,000	Applied Digital Corp.	2.75%	06/01/30	299,000
395,000	Cloudflare, Inc.	(b)	06/15/30	547,621
776,000	CoreWeave, Inc. (a)	1.75%	12/01/31	732,854
614,000	CoreWeave, Inc. (a)	1.75%	10/01/32	539,092
772,000	Snowflake, Inc.	(b)	10/01/27	1,469,690
				5,311,324
	Life Sciences Tools & Services — 0.3%
352,000	Tempus AI, Inc. (a)	(b)	05/15/32	342,232

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Metals & Mining — 0.5%
$262,000	MP Materials Corp. (a)	3.00%	03/01/30	$535,764
	Multi-Utilities — 1.5%
540,000	CenterPoint Energy, Inc. (a)	3.00%	08/01/28	563,355
761,000	WEC Energy Group, Inc.	4.38%	06/01/27	873,628
				1,436,983
	Oil, Gas & Consumable Fuels — 0.8%
361,000	Centrus Energy Corp. (a)	(b)	08/15/32	381,343
336,000	Golar LNG Ltd.	2.75%	12/15/30	378,977
				760,320
	Pharmaceuticals — 1.7%
375,000	Jazz Investments I Ltd.	3.13%	09/15/30	661,125
314,000	Ligand Pharmaceuticals, Inc. (a)	0.75%	10/01/30	499,762
488,000	Ligand Pharmaceuticals, Inc. (a)	(b)	09/15/31	519,415
				1,680,302
	Professional Services — 0.6%
289,000	Planet Labs PBC (a)	0.50%	10/15/30	564,562
	Retail REITs — 1.6%
400,000	Federal Realty OP, L.P. (a)	3.25%	01/15/29	441,200
455,000	Kimco Realty OP LLC (a)	3.50%	06/15/31	465,579
600,000	Realty Income Corp. (a)	3.50%	01/15/29	624,600
				1,531,379
	Semiconductors & Semiconductor Equipment — 8.5%
567,000	Amkor Technology, Inc. (a)	(b)	07/15/31	527,168
632,000	Impinj, Inc. (a)	(b)	09/15/29	625,048
369,000	MACOM Technology Solutions Holdings, Inc.	(b)	12/15/29	599,994
562,000	MKS, Inc.	1.25%	06/01/30	1,152,802
1,353,000	ON Semiconductor Corp.	0.50%	03/01/29	1,531,596
604,000	Onto Innovation, Inc. (a)	(b)	06/01/31	656,658
337,000	Penguin Solutions, Inc. (a)	(b)	08/01/31	301,345
300,000	Phison Electronics Corp., Series B (e)	(b)	05/26/31	274,500
439,000	Semtech Corp. (a)	(b)	10/15/30	649,720
575,000	SiTime Corp.	(b)	06/15/31	550,850
300,000	Synaptics, Inc.	0.75%	12/01/31	401,325
684,000	Ultra Clean Holdings, Inc. (a)	(b)	03/15/31	898,121
103,000	Wolfspeed, Inc. (a)	3.50%	03/15/31	151,410
				8,320,537
	Software — 11.8%
338,000	Bitdeer Technologies Group (a)	4.88%	07/01/31	366,527
400,000	Cipher Digital, Inc. (a)	(b)	10/01/31	658,041
518,000	Cleanspark, Inc.	(b)	06/15/30	662,517
420,000	Core Scientific, Inc. (a)	(b)	06/15/31	526,980
594,000	CyberArk Software Ltd.	(b)	06/15/30	973,863
310,000	Datadog, Inc.	(b)	12/01/29	451,515
109,000	InterDigital, Inc.	3.50%	06/01/27	430,277
1,424,000	IREN Ltd. (a)	(b)	07/01/31	1,090,784
565,000	MARA Holdings, Inc.	2.13%	09/01/31	579,746
2,425,000	Nebius Group N.V. (a)	1.25%	03/15/31	3,210,094
442,000	Nebius Group N.V. (a)	2.75%	09/15/32	695,222

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$270,000	Nebius Group N.V. (a)	2.63%	03/15/33	$359,573
128,000	Riot Platforms, Inc.	0.75%	01/15/30	203,085
181,000	Terawulf, Inc. (a)	1.00%	09/01/31	299,763
893,000	Terawulf, Inc. (a)	(b)	05/01/32	1,066,711
				11,574,698
	Specialized REITs — 0.7%
661,000	Digital Realty Trust, L.P. (a)	1.88%	11/15/29	719,829
	Specialty Retail — 0.8%
287,000	Burlington Stores, Inc.	1.25%	12/15/27	522,053
162,000	Wayfair, Inc.	3.25%	09/15/27	227,772
				749,825
	Total Convertible Corporate Bonds and Notes			70,808,446
	(Cost $59,443,535)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 22.0%
	Aerospace & Defense — 2.9%
32,450	Boeing (The) Co.	6.00%	10/15/27	2,167,984
13,600	VSE Corp.	5.75%	02/01/29	690,608
				2,858,592
	Banks — 2.9%
875	Bank of America Corp., Series L	7.25%	(f)	1,128,662
1,440	Wells Fargo & Co., Series L	7.50%	(f)	1,707,322
				2,835,984
	Capital Markets — 1.1%
15,685	Ares Management Corp., Series B	6.75%	10/01/27	644,967
9,325	KKR & Co., Inc., Series D	6.25%	03/01/28	404,612
				1,049,579
	Chemicals — 0.8%
14,920	Albemarle Corp.	7.25%	03/01/27	742,718
	Electric Utilities — 2.4%
10,745	NextEra Energy, Inc.	7.38%	02/15/29	512,537
20,245	PG&E Corp., Series A	6.00%	12/01/27	858,590
19,310	Southern (The) Co., Series A	7.13%	12/15/28	958,741
				2,329,868
	Health Care Providers & Services — 0.9%
4,640	BrightSpring Health Services, Inc.	6.75%	02/01/27	925,587
	Interactive Media & Services — 6.1%
63,835	Alphabet, Inc., Series A	6.25%	05/15/29	3,201,964
56,525	Alphabet, Inc., Series B	6.25%	05/15/29	2,837,555
				6,039,519
	Semiconductors & Semiconductor Equipment — 1.3%
20,460	Microchip Technology, Inc.	7.50%	03/15/28	1,315,169
	Software — 1.1%
24,880	Oracle Corp., Series D	6.50%	01/15/29	1,041,974

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Technology Hardware, Storage & Peripherals — 2.2%
12,600	Hewlett Packard Enterprise Co.	7.63%	09/01/27	$1,569,078
11,850	Super Micro Computer, Inc.	7.00%	06/01/29	596,885
				2,165,963
	Trading Companies & Distributors — 0.3%
7,900	QXO, Inc.	5.50%	05/15/28	319,950
	Total Convertible Preferred Securities			21,624,903
	(Cost $19,907,085)

Shares	Description	Value
COMMON STOCKS — 5.1%
	Communications Equipment — 1.3%
1,900	Lumentum Holdings, Inc. (g)	1,356,486
	Technology Hardware, Storage & Peripherals — 3.8%
715	Seagate Technology Holdings PLC	612,133
5,720	Western Digital Corp.	3,116,485
		3,728,618
	Total Common Stocks	5,085,104
	(Cost $5,120,690)
MONEY MARKET FUNDS — 1.6%
1,577,494	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (h)	1,577,494
	(Cost $1,577,494)

	Total Investments — 100.7%	99,095,947
	(Cost $86,048,804)
	Net Other Assets and Liabilities — (0.7)%	(723,778)
	Net Assets — 100.0%	$98,372,169

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $35,373,110 or 36.0% of net assets.

(b)	Zero coupon security.
(c)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $2,186,071 or 2.2% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Perpetual maturity.
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes:
Capital Markets	$3,731,000	$—	$1,544,929	$2,186,071
Other Industry Categories*	67,077,446	—	67,077,446	—
Convertible Preferred Securities*	21,624,903	21,624,903	—	—
Common Stocks*	5,085,104	5,085,104	—	—
Money Market Funds	1,577,494	1,577,494	—	—
Total Investments	$99,095,947	$28,287,501	$68,622,375	$2,186,071

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of July 31, 2026, the Level 3 investment was valued using an unadjusted broker quote.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Convertible Corporate Bonds and Notes	$1,862,254
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	323,817
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2026
Convertible Corporate Bonds and Notes	2,186,071
Total Level 3 holdings	$2,186,071

There was a net change of $323,817 in unrealized appreciation (depreciation) from the Level 3 investment held as of July 31, 2026.